SCHEDULE OF FINANCIAL INFORMATION OF JOINT VENTURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 55,482,034	$ 3,169,745	$ 9,568,194
Liabilities	(48,963,562)	(3,846,001)	(3,945,405)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets		1,758,587	1,951,654
Intangible assets		16,155,786	18,708,065
Liabilities		(149,306)	(180,897)
Owners Equity		(17,765,067)	(20,478,822)
Net loss	$ 3,913,325	$ 3,830,962	$ 4,319,857